4550 Montgomery Avenue, Bethesda, MD 20814 301.951.4800 / www.calvert.com

February 6, 2015

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Calvert Management Series
Calvert Tax Free-Bond Fund (the “Fund”)
File Nos. 002-69565 and 811-03101

Pursuant to Rule 497 under the Securities Act of 1933, transmitted are exhibits containing interactive data format risk/return summary information for the above-referenced Fund, in connection with the prospectus supplement filed for the Fund on January 30, 2015, pursuant to Rule 497(e) - SEC Accession No. 0000319676-15-000003.
.
. Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Assistant Vice President
and Associate General Counsel